American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2022

Growth - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Air Freight and Logistics — 1.9%
United Parcel Service, Inc., Class B	1,155,556	233,664,979
Auto Components — 1.5%
Aptiv plc(1)	1,346,182	183,861,537
Automobiles — 3.5%
Rivian Automotive, Inc., Class A(1)	416,277	27,366,050
Tesla, Inc.(1)	425,526	398,598,715
		425,964,765
Beverages — 1.8%
PepsiCo, Inc.	1,268,408	220,094,156
Biotechnology — 1.4%
Amgen, Inc.	368,658	83,736,978
CRISPR Therapeutics AG(1)	315,752	20,129,190
Vertex Pharmaceuticals, Inc.(1)	284,799	69,220,397
		173,086,565
Building Products — 0.9%
Masco Corp.	993,390	62,911,389
Trex Co., Inc.(1)	511,966	46,829,530
		109,740,919
Capital Markets — 1.5%
S&P Global, Inc.	450,904	187,224,359
Chemicals — 0.8%
Air Products and Chemicals, Inc.	343,456	96,895,807
Electrical Equipment — 2.1%
Ballard Power Systems, Inc.(1)(2)	630,719	6,559,478
Generac Holdings, Inc.(1)	339,475	95,860,950
Rockwell Automation, Inc.	541,013	156,471,780
		258,892,208
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	419,393	79,286,247
Cognex Corp.	1,092,547	72,610,674
Keysight Technologies, Inc.(1)	615,191	103,856,544
		255,753,465
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	900,001	54,207,060
Take-Two Interactive Software, Inc.(1)	348,043	56,849,344
Walt Disney Co. (The)(1)	896,431	128,162,740
		239,219,144
Equity Real Estate Investment Trusts (REITs) — 0.9%
SBA Communications Corp.	347,581	113,116,761
Food Products — 0.9%
Mondelez International, Inc., Class A	1,362,773	91,346,674
Vital Farms, Inc.(1)	863,807	14,278,730
		105,625,404
Health Care Equipment and Supplies — 2.5%
DexCom, Inc.(1)	178,424	76,807,964
Edwards Lifesciences Corp.(1)	610,486	66,665,071
IDEXX Laboratories, Inc.(1)	131,488	66,703,862

Intuitive Surgical, Inc.(1)	361,521	102,737,038
		312,913,935
Health Care Providers and Services — 1.8%
Guardant Health, Inc.(1)	191,246	13,301,159
UnitedHealth Group, Inc.	443,363	209,520,053
		222,821,212
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	198,997	30,639,568
Chipotle Mexican Grill, Inc.(1)	46,360	68,871,489
Dutch Bros, Inc., Class A(1)(2)	450,411	23,488,933
Expedia Group, Inc.(1)	438,400	80,354,336
		203,354,326
Household Products — 1.0%
Procter & Gamble Co. (The)	794,313	127,447,521
Insurance — 0.1%
SelectQuote, Inc.(1)	2,119,105	15,660,186
Interactive Media and Services — 11.0%
Alphabet, Inc., Class A(1)	373,762	1,011,426,135
Meta Platforms, Inc., Class A(1)	850,155	266,319,555
Snap, Inc., Class A(1)	1,188,094	38,660,579
Twitter, Inc.(1)	964,424	36,175,544
		1,352,581,813
Internet and Direct Marketing Retail — 7.4%
Amazon.com, Inc.(1)	290,509	869,048,958
Chewy, Inc., Class A(1)(2)	908,982	43,276,633
		912,325,591
IT Services — 8.0%
Okta, Inc.(1)	251,247	49,719,269
PayPal Holdings, Inc.(1)	1,514,723	260,441,473
Shopify, Inc., Class A(1)	31,371	30,249,173
Twilio, Inc., Class A(1)	169,601	34,958,158
Visa, Inc., Class A	2,695,673	609,680,362
		985,048,435
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	790,742	110,166,176
Repligen Corp.(1)	248,830	49,352,942
		159,519,118
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	244,542	76,245,750
Pharmaceuticals — 1.6%
Novo Nordisk A/S, B Shares	572,289	56,924,584
Zoetis, Inc.	677,809	135,419,460
		192,344,044
Road and Rail — 1.2%
Lyft, Inc., Class A(1)	1,397,242	53,821,762
Union Pacific Corp.	373,905	91,438,467
		145,260,229
Semiconductors and Semiconductor Equipment — 8.0%
Advanced Micro Devices, Inc.(1)	1,619,636	185,043,413
Analog Devices, Inc.	1,018,110	166,939,497
ASML Holding NV	269,648	182,631,101
NVIDIA Corp.	1,807,325	442,541,599
		977,155,610
Software — 17.8%
Datadog, Inc., Class A(1)	503,853	73,617,962

DocuSign, Inc.(1)	294,429	37,030,335
Microsoft Corp.	5,320,946	1,654,707,787
PagerDuty, Inc.(1)	1,381,477	45,616,371
Paycor HCM, Inc.(1)	432,050	11,207,377
salesforce.com, Inc.(1)	341,284	79,392,897
Splunk, Inc.(1)	501,498	62,145,632
UiPath, Inc., Class A(1)	841,504	30,740,141
Workday, Inc., Class A(1)	357,466	90,442,473
Zendesk, Inc.(1)	1,012,948	99,785,507
		2,184,686,482
Specialty Retail — 2.4%
Home Depot, Inc. (The)	794,683	291,632,767
Technology Hardware, Storage and Peripherals — 10.6%
Apple, Inc.	7,414,732	1,295,946,859
Textiles, Apparel and Luxury Goods — 1.7%
NIKE, Inc., Class B	1,387,138	205,393,524
TOTAL COMMON STOCKS (Cost $5,303,810,669)		12,263,477,471
SHORT-TERM INVESTMENTS — 0.6%
Discount Notes†
Federal Farm Credit Discount Notes, 0.00%, 2/1/22(3)	5,000,000	5,000,000
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	87,281	87,281
State Street Navigator Securities Lending Government Money Market Portfolio(4)	51,144,548	51,144,548
		51,231,829
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $4,844,942) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $4,760,758)		4,760,755
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/41, valued at $16,187,403) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $15,870,009)		15,870,000
		20,630,755
TOTAL SHORT-TERM INVESTMENTS (Cost $76,862,584)		76,862,584
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $5,380,673,253)		12,340,340,055
OTHER ASSETS AND LIABILITIES — (0.5)%		(58,655,616)
TOTAL NET ASSETS — 100.0%		$12,281,684,439

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,575,532	USD	4,036,976	Credit Suisse AG	3/31/22	$(14,738)
EUR	5,936,301	USD	6,742,385	Credit Suisse AG	3/31/22	(64,437)
EUR	8,297,069	USD	9,438,281	Credit Suisse AG	3/31/22	(104,625)
EUR	4,721,536	USD	5,396,263	Credit Suisse AG	3/31/22	(84,845)
EUR	9,443,073	USD	10,682,505	Credit Suisse AG	3/31/22	(59,669)
EUR	3,667,213	USD	4,155,986	Goldman Sachs & Co.	3/31/22	(30,613)
EUR	5,225,778	USD	5,945,525	UBS AG	3/31/22	(66,868)
EUR	4,331,895	USD	4,865,862	UBS AG	3/31/22	7,235
USD	175,394,108	EUR	154,893,901	Credit Suisse AG	3/31/22	1,148,664
USD	6,189,612	EUR	5,454,979	Credit Suisse AG	3/31/22	53,120
USD	6,313,004	EUR	5,500,819	Credit Suisse AG	3/31/22	124,945
USD	6,031,944	EUR	5,317,459	UBS AG	3/31/22	50,153
USD	4,322,215	EUR	3,781,813	UBS AG	3/31/22	67,924
						$1,026,246

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $53,047,222. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $54,041,158, which includes securities collateral of $2,896,610.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	12,023,921,786	239,555,685	—
Short-Term Investments	51,231,829	25,630,755	—
	12,075,153,615	265,186,440	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,452,041	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	425,795	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.